May 24, 2024
Portfolio Optimization Growth Portfolio

Portfolio Optimization Growth Portfolio – In the Performance subsection, the third sentence is deleted and replaced with the following:

The composite benchmark is comprised of 55% S&P 500, 20% MSCI EAFE, 17% Bloomberg US Aggregate Bond, and 8% ICE BofA U.S. 3-Month T-Bill Indices.